Leases - (Statement of Profit Loss Amount Relating to Leases) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (34,307)	¥ (32,653)	¥ (101,998)
Interest expense (included in Finance expenses)	(537)	(887)	(2,570)
Expense relating to short-term leases (included in Cost of sales)	(6,938)	(3,731)	(2,961)
Total cash outflow for leases	24,482	20,204	94,441
Land use rights [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(17,044)	(15,965)	(14,814)
Buildings [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(15,677)	(15,481)	(12,541)
Equipment [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(399)	(449)	(74,025)
Others [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (1,187)	¥ (758)	¥ (618)